Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued service fees	[1]	¥ 1,548		¥ 2,034
Payables to employees		27		13
Accrued payroll and welfare		1,423		807
Other tax payables	[2]	18,262		12,932
Loan from third parties	[3]	2,017
Deposit payables		447		155
Payables for equipment	[4]	2,119		2,929
Others		591		268
Total accrued expenses and other current liabilities		¥ 26,434	$ 3,780	¥ 19,138

[1]	Accrued service fees represent service fees mainly includes professional services expenses, information technology service expenses and other expenses related to the daily operation.
[2]	Other tax payable mainly includes accrued output VAT payable.
[3]	Loans from third parties primarily relate to borrowings obtained by the newly acquired subsidiary prior to the acquisition during the current period, which have been gradually repaid starting in 2026.
[4]	Payables for equipment primarily cover operation and maintenance costs and service charges.